Significant Accounting Policies (Details) - Schedule of cash, cash equivalents, and restricted cash and cash equivalents - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash Cash Equivalents And Restricted Cash And Cash Equivalents Abstract
Cash and cash equivalents	$ 221,961	$ 785
Restricted deposits	33,569	48,341
Total cash, cash equivalents and restricted deposits presented in the statements of cash flows	$ 255,530	$ 49,126